Related Party Transactions (Details) - Schedule of Due to related parties consists - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Total due to related parties	$ 1,508,766	$ 349,684
Mrs. Duanrong Liu [Member]
Related Party Transaction [Line Items]
Related party relationship	Shareholder, Director and Chief Operating Officer
Total due to related parties	$ 1,451,842	282,336
Mr. Lei Xia [Member]
Related Party Transaction [Line Items]
Related party relationship	Shareholder, Chairman and Chief Executive Officer
Total due to related parties	$ 21,943	28,884
Other shareholders [Member]
Related Party Transaction [Line Items]
Related party relationship	Shareholders of the Company
Total due to related parties	$ 34,981	$ 38,464